Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Jul. 31, 2024	Jul. 21, 2024	Jul. 22, 2023	Jun. 30, 2024	Aug. 05, 2024	Jul. 28, 2024	Jul. 04, 2024	Dec. 31, 2023	Jun. 13, 2023
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)				28,851,761				27,989,465	2,650,423
Holdings Polyrizon diluted percentage			38.31%
Issued and outstanding share capital, percentage			9.75%
Price per share (in Dollars per share)
Agreement terms description				SciSparc is entitled to up to USD 3.32 million based on the achievement of certain milestones, including (i) USD 50 thousand upon a successful preclinical safety test, (ii) USD 100 thousand upon first patient enrolled in phase I clinical trial, (iii) USD 120 thousand upon first patient enrolled in Phase 2a clinical trial, (iv) USD 150 thousand upon first patient enrolled in Phase 2b clinical trial, (v) USD 500 thousand upon first patient enrolled in Phase 3 clinical trials, (vi) USD 800 thousand upon approval by the FDA, (vii) USD 800 thousand upon approval by an EU regulatory body, and (viii) USD 800 thousand upon regulatory approval in any additional jurisdiction.
Aggregate net sales percentage				5.00%
Initial public offering (in Dollars)				$ 3,000
Sale Agreement [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)			662,980
Total proceeds (in Dollars)			$ 340
Subsequent Event [Member]
Subsequent Events [Line Items]
Paid amount (in Dollars)		$ 15
Repayment of loan (in Dollars)		$ 10
Percentage of monthly profit		60.00%
Issued and outstanding share capital, percentage	19.99%
Subsequent Event [Member] | Credit Facility Agreement [Member]
Subsequent Events [Line Items]
Amount of credit facility agreement (in Dollars)							$ 2,500
Accrue interest rate							12.00%
Subsequent Event [Member] | Second Credit Facility Agreement [Member]
Subsequent Events [Line Items]
Amount of credit facility agreement (in Dollars)						$ 3,000
Accrue interest rate						12.00%
ViewBix Inc. [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)	1,027,500
ViewBix Inc. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issued and outstanding share capital, percentage	9.99%
ADS [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)					$ 2.666666
ADS [Member] | Bottom of Range [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)					15
ADS [Member] | Top o Range [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)					40
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)				320,000
Forecast [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)					1